UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21596

MUNDOVAL FUNDS

(Exact name of registrant as specified in charter)

7855 Ivanhoe Ave., Ste 210, La Jolla, CA            92037

(Address of principal executive offices)          (Zip code)

Arthur Q. Johnson

Mundoval Funds

7855 Ivanhoe Ave., Ste 210, La Jolla, CA            92037

(Name and address of agent for service)

Registrant's telephone number, including area code: (858) 454-4837

Date of fiscal year end: December 31

Date of reporting period: July 1, 2014 – June 30, 2015

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a). The name of the issuer of the portfolio security;

(b). The exchange ticker symbol of the portfolio security;

(c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d). The shareholder meeting date;

(e). A brief identification of the matter voted on;

 (f). Whether the matter was proposed by the issuer or by a security holder;

(g). Whether the Registrant cast its vote on the matter;

(h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

 (i). Whether the Registrant cast its vote for or against management.

Account Name: MUNDOVAL FUND
Custodian Name: US BANK, N.A.

AMBEV S.A.

Ticker:	ABEV	Meeting Date:	4/29/2015
CUSIP	02319V103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
A1. ANALYSIS OF THE MANAGEMENT ACCOUNTS, VOTING ON THE FINANCIAL				FOR	FOR	WITH	ISSUER
STATEMETNS FOR THE FISCAL YEAR ENDED 2013

A2. ALLOCATION OF THE NET PROFITS FOR THE FISCAL YEAR ENDED 2013 AND				FOR	FOR	WITH	ISSUER
RATIFICATION OF THE PAYMENT OF INTEREST ON OWN CPAITAL AND DISTRIBUTION
OF DIVIDENDS

A3. ELECTION OF FISCAL COUNCIL AND THEIR RESPECTIVE ALTERNATES				FOR	FOR	WITH	ISSUER

A4. RATIFICATION OF THE AMOUNTS PAID OUT AS COMPENSATION TO THE				FOR	FOR	WITH	ISSUER
MANAGEMENT

B1. BY VIRTUE OF THE CAPITAL INCREASES APPROVED BY THE COMPANY'S BOARD				FOR	FOR	WITH	ISSUER
OF DIRECTORS WITHIN LIMITS OF AUTHORIZED CAPITAL, AND RATIFIED UNTIL THE
DATE OF THE ORDINARY AND EXTRAORDINARY SHARES

AMERICAN INTERNATIONAL GROUP, INC.

Ticker:	AIG	Meeting Date:	5/13/2015
CUSIP	026874784

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.a-1.m. ELECTON OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. TO VOTE ON A NON-BINDING ADVISORY BASIS, TO APPROVE EXECUTIVE				FOR	FOR	WITH	ISSUER
COMPENSATION

3. TO ACT UPON A PROPOSAL TO RATIFY PRICEWATERHOUSE COOPERS AS THE				FOR	FOR	WITH	ISSUER
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2013

APPLE, INC.

Ticker:	AAPL	Meeting Date:	3/10/2015
CUSIP	037833100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.a-1.g ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF EARNST & YOUNG AS INDEPENDENT REGISTERED PUBLIC				FOR	FOR	WITH	ISSUER
ACCOUNTING FIRM

3. ADVISORY RESOLUTION TO APPROVE EXECUTIVE COMPENSATION				FOR	FOR	WITH	ISSUER

4. THE AMENDMENT OF APPLE INC. EOMPLOYEE STOCK PURCHASE PLAN				FOR	FOR	WITH	ISSUER

5. PROPOSAL BY THE NATIONAL CENTER FOR PUBLIC POLICY RESEARCH ENTITLED				AGAINST	AGAINST	WITH	STOCKHOLDER
"RISK REPORT"

6. PROPOSAL BY MR. JAMES MCRITCHIE AND MR JOHN HARRINGTON ENTITLED				AGAINST	AGAINST	WITH	STOCKHOLDER
"PROXY ACCESS FOR SHAREHOLDERS"

BANK OF AMERICA CORP.

Ticker:	BAC	Meeting Date:	5/6/2015
CUSIP	060505104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.A-1M. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. ADVISORY (NON-BINDING) "SAY ON PAY" VOTE TO APPROVE EXEUTIVE				FOR	FOR	WITH	ISSUER
COMPENSATION

3. RATIFICATION OF THE REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM FOR				FOR	FOR	WITH	ISSUER
2014

4. APPROVAL OF AMENDMENT AND RESTATEMENT OF THE BANK OF AMERICA CORP.				FOR	FOR	WITH	ISSUER
2003 KEY ASSOCIATE STOCK PLAN

5. CLIMATE CHANGE REPORT				AGAINST	FOR	AGAINST	STOCKHOLDER

6. LOBBYING REPORT				AGAINST	FOR	AGAINST	STOCKHOLDER

7. STOCKHOLDER ACTION BY WRITTEN CONSENT				AGAINST	FOR	AGAINST	STOCKHOLDER

8. STOCKHOLDER VALUE COMMITTEE				AGAINST	FOR	AGAINST	STOCKHOLDER

BNP PARIBAS

Ticker:	BNPQY	Meeting Date:	5/13/2015
CUSIP	05565A202

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. APPROVAL OF PARENT COMPANY FINANCIAL STATEMENTS FOR 2013				FOR	FOR	WITH	ISSUER

2. APPROVAL OF THE CONSOLIDATED STATEMENTS FOR 2014				FOR	FOR	WITH	ISSUER

3. APPROPRIATION OF NET INCOME FOR FISCAL YEAR ENDED 2013 AND DISTRIBUTION				FOR	FOR	WITH	ISSUER
OF DIVIDENDS

4. SPECIAL REPORT OF THE STATUTORY AUDITORS ON THE AGREEMENTS AND				FOR	FOR	WITH	ISSUER
COMMITMENTS SET OUT IN THE ARTICLES

5. AUTHORIZATION FOR BNP PARIBAS TO BUY BACK ITS OWN SHARES				FOR	FOR	WITH	ISSUER

6.-9. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

10. -16. VOTE ON THE COMPENSATION ELEMENTS DUE TO OFFICERS AND DIRECTORS				FOR	FOR	WITH	ISSUER

17. UPPER LIMIT ON COMPENSATION PAYABLE TO SENIOR MANAGERS				FOR	FOR	WITH	ISSUER

18. AMENDMENT TO ARTICLES OF ASSOCIATION RELATED TO REFORM OF DOUBLE				FOR	FOR	WITH	ISSUER
VOTING RIGHTS

19. AUTH OF BOARD TO REDUCE THE SHARE CAPITAL BY CANCELLING SHARES				FOR	FOR	WITH	ISSUER

20. AUTHORITY TO COMPLETE LEGAL FORMALITIES				FOR	FOR	WITH	ISSUER

CF INDUSTRIES HOLDINGS, INC.

Ticker:	CF	Meeting Date:	5/15/2015
CUSIP	125269100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS NAMED INT EH PROXY STATEMENT				FOR	FOR	WITH	ISSUER

2. CONSIDER AND APPROVE AN ADVISORY RESOLUTION REGARDING THE				FOR	FOR	WITH	ISSUER
COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS

3. RATIFY THE SELECTION OF KPMG LLP AS OUR INDEPENDENT REGISTERED				FOR	FOR	WITH	ISSUER
ACCOUNTING FIRM FOR 2015

4. ACT UPON TWO STOCKHOLDER PROPOSALS, IF PROPERLY PRESENTED AT THE				N/A	FOR	N/A	STOCKHOLDER
ANNUAL MEETING

5. CONSIDER ANY OTHER BUSINESS PROPERLY BROUGHT BEFORE THE ANNUAL				N/A	FOR	N/A	STOCKHOLDER
MEETING

CHICAGO BRIDGE & IRON COMPANY N.V.

Ticker:	CBI	Meeting Date:	5/6/2015
CUSIP	167250109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. TO ELECT THREE MEMBERS OF SUPERVISORY BOARD TO SERVE UNTIL 2018				FOR	FOR	WITH	ISSUER

2. TO APPROVE, BY NON-BINDING VOTE, THE COMPENSATION OF THE COMPANY'S				FOR	FOR	WITH	ISSUER
NAMED EXECUTIVE OFFICERS

3. TO AUTH THE PREPARATION OF OUR DUTCH STATUTORY ANNUAL ACCOUNTS AND				FOR	FOR	WITH	ISSUER
THE ANNUAL REPORT OF OUR MANAGEMENT BOARD IN THE ENGLISH LANGUAGE

4. TO APPROVE THE FINAL DIVIDEND FOR THE YEAR ENDED DEC 31, 2014.				FOR	FOR	WITH	ISSUER

5. TO DISCHARGE THE SOLE MEMBER OF OUR MANAGEMENT BOARD FROM LIABILITY				FOR	FOR	WITH	ISSUER
IN RESPECT OF THE EXERCISE OF THEIR DUTIES DURING THE YEAR ENDED DECEMBER
31, 2014

6. TO DISCHARGE THE MEMBERS OF OUR SUPERVISORY BOARD				FOR	FOR	WITH	ISSUER

7. TO APPOINT ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC				FOR	FOR	WITH	ISSUER
ACCOUNTING FIRM, WHO WILL AUDIT OUR ACCOUNTS FOR THE YEAR ENDED
DEC 31, 2015

8. TO APPROVE THE EXTENSION OF THE AUTHORITY OF OUR MANAGEMENT BOARD				FOR	FOR	WITH	ISSUER

9. TO APPROVE THE EXTENSION OF THE AUTHORITY OF OUR SUPERVISORY BOARD				FOR	FOR	WITH	ISSUER

10. TO APPROVE THE AMENDED AND RESTATED CHICAGO BRIDGE & IRON COMPANY				FOR	FOR	WITH	ISSUER
INCENTIVE COMPENSATION PLAN

11. TO DISUSS OUR DIVIDEND POLICY				FOR	FOR	WITH	ISSUER

CHINA MOBILE LTD

Ticker:	CHL	Meeting Date:	5/28/2015
CUSIP	16941M109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. TO RECEIVE AND CONSIDER THE AUDITED FINANCIAL STATEMENTS AND THE				FOR	FOR	WITH	ISSUER
REPORTS OF THE DIRECTORS AND AUDITORS OF THE COMPANY

2. TO DECLARE FINAL DIVIDEND FOR THE YEAR ENDED DEC 31 2014				FOR	FOR	WITH	ISSUER

3. TO RE-ELECT MR. XUE TAOHAI AS EXECUTIVE DIRECTOR OF THE COMPANY				FOR	FOR	WITH	ISSUER

4a-4b. TO RE-ELECT NON-EXECUTIVE DIRECTORS OF THE COMPANY				FOR	FOR	WITH	ISSUER

5. TO REAPPOINT PRICEWATERHOUSECOOPERS AS AUDITORS				FOR	FOR	WITH	ISSUER

6. TO GIVE GENERAL MANDATE TO THE DIRECTORS TO REPURCHASE SHARES IN THE				FOR	FOR	WITH	ISSUER
COMPANY NOT EXCEEDING 10% OF THE NUMBER OF ISSUED SHARES IN ACCORDANCE
WITH ORDINARY RESOLUTION NUMBER 6 AS SET OUT IN THE AGM NOTICE

7. TO GIVE GENERAL MANDATE TO THE DIRECTORS OF THE COMPANY TO ISSUE				FOR	AGAINST	AGAINST	ISSUER
ALLOT AND DEAL WITH ADDITIONAL SHARES IN THE COMPANY NOT EXCEEDING 20%
OF THE NUMBER OF ISSUED SHARES.

8. TO EXTEND THE GENERAL MANDATE TO THE DIRECTORS OF THE COMPANY TO				FOR	AGAINST	AGAINST	ISSUER
ISSUE ALLOT AND DEAL WITH SHARES BY THE NUMBER OF SHARES REPURCHASED
IN ACCORDANCE WITH ORDINARY RESOLUTION #8 AS SET OUT IN THE AGM NOTICE

CITIGROUP

Ticker:	C	Meeting Date:	4/28/2015
CUSIP	172967424

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1a-1m. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. PROPOSAL TO RATIFY SELECTION OF KPMG LLP AS INDEPENDENT REGISTERED				FOR	FOR	WITH	ISSUER
PUBLIC ACCOUNTING FIRM FOR 2014

3. ADVISORY APPROVAL OF CITI'S 2014 EXECUTIVE COMPENSATION				FOR	FOR	WITH	ISSUER

4. APPROVAL OF THE AMENDMENT TO THE CITIGROUP 2014 STOCK INCENTIVE PLAN				FOR	FOR	WITH	ISSUER

5. PROPOSAL REQUESTING PROXY ACCESS FOR SHAREHOLDERS				FOR	FOR	WITH	STOCKHOLDER

6. REQUEST FOR A REPORT ON LOBBYING AND GRASSROOTS LOBBYING				AGAINST	AGAINST	WITH	STOCKHOLDER
CONTIBUTIONS

7. PROPOSAL REQUESTING AN AMENDMENT TO THE GENERAL CLAWBACK POLICY				AGAINST	AGAINST	WITH	STOCKHOLDER

8. PROPOSAL REQUESTING A BY-LAW AMENDMENT TO EXCLUDE FROM THE BOARD				AGAINST	AGAINST	WITH	STOCKHOLDER
OF DIRECTORS AUDIT COMMITTEE ANY DIRECTOR WHO WAS A DIRECTOR AT A PUBLIC
COMPANY WHILE THAT COMPANY FILED FOR REORG

9. PROPOSAL REQUESTING A REPORT REGARDING THE VESTING OF EQUITY-BASED				AGAINST	AGAINST	WITH	STOCKHOLDER
AWARDS FOR SENIOR EXECUTIVES DUE TO A VOLUNTARY RESIGNATION TO ENTER
GOVERNMENT SERVICE

CNOOC LTD.

Ticker:	CEO	Meeting Date:	5/21/2015
CUSIP	126132109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
A1. RECEIVE AND CONSIDER AUDITED STATEMENTS				FOR	FOR	WITH	ISSUER

A2. DECLARE DIVIDEND				FOR	FOR	WITH	ISSUER

A3-A5. RE-ELECT OFFICERS				FOR	FOR	WITH	ISSUER

A6. TO AUTHORISE THE BOARD OF DIRECTORS TO FIX THE REMUNERATION OF EACH				FOR	FOR	WITH	ISSUER
OF THE DIRECTORS

A7. TO RE-APPOINT DELOITTE & TOUCHE TOHMATSU AS THE INDEPENDENT				FOR	FOR	WITH	ISSUER
REGISTERED PUBLIC ACCOUNTING FIRM

B1. GRANT GENERAL MANDATE TO THE DIRECTORS TO BUY B ACK SHARES				FOR	FOR	WITH	ISSUER

B2. GRANT GENERAL MANDATE TO THE DIRECTORS TO ISSUE ALLOT				FOR	FOR	WITH	ISSUER

B3. TO EXTEND THE GENERAL MANDATE GRANTED TO THE DIRECTORS TO ISSUE				FOR	FOR	WITH	ISSUER

EMC CORPORATION

Ticker:	EMC	Meeting Date:	4/30/2015
CUSIP	268648102

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1a-1l. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. PROPOSAL TO RATIFY SELECTION OF PRICEWATERHOUSECOOPERS LLP AS				FOR	FOR	WITH	ISSUER
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

3. APPROVAL OF EXECUTIVE COMPENSATION				FOR	FOR	WITH	ISSUER

4. APPROVAL OF THE EMC CORP. AMENDED AND RESTATED 2003 STOCK PLAN				FOR	FOR	WITH	ISSUER

5. TO ACT UPON A SHAREHOLDER PROPOSAL RELATING TO AN INDEPENDENT				AGAINST	FOR	AGAINST	STOCKHOLDER
BOARD CHAIRMAN, AS DESCRIBED INT EH PROXY STATEMENT.

JSC GAZPROM

Ticker:	OGZPY	Meeting Date:	6/15/2015
CUSIP	368287207

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. APPROVAL OF THE ANNUAL REPORT FOR 2014				FOR	FOR	WITH	ISSUER

2. APPROVAL OF THE ANNUAL FINANCIAL STATEMENTS				FOR	FOR	WITH	ISSUER

3. APPROVE DISTRIBUTION OF THE COMPANY’S PROFITS				FOR	FOR	WITH	ISSUER

4. THE AMOUNT, TIMELINE, AND FORM OF YEAR END DIVIDENDS				FOR	FOR	WITH	ISSUER

5. APPROVAL OF THE COMPANY AUDITOR				FOR	FOR	WITH	ISSUER

6. PAYMENT OF THE REMUNERATION S TO MEMBERS OF THE BOARD OF DIRECTORS				FOR	FOR	WITH	ISSUER

7. PAYMENT OF THE REMUNERATIONS TO MEMBERS OF THE AUDIT COMMISSION				FOR	FOR	WITH	ISSUER

8. INTRODUCE AND APPROVE AMENDMENTS TO THE JSC ARTICLES OF ASSOCIATION				FOR	FOR	WITH	ISSUER

9. (9.01-9.94) ON APPROVAL OF THE RELATED PARTY TRANSACTIONS THAT MAY BE				N/A	ABSTAIN	N/A	ISSUER
CONCLUDED BY THE JSC GAZPROM IN THE ORDINARY COURSE OF IT'S BUSINESS IN
THE FUTURE

10. (10.1-10.13) ON ELECTION OF THE COMPANY'S BOARD OF DIRECTORS				N/A	ABSTAIN	N/A	ISSUER

11. (11.1-11.18) ON ELECTION OF THE COMPANY'S INTERNAL AUDIT COMMISSION				N/A	ABSTAIN	N/A	ISSUER
MEMBERS

GOOGLE INC.

Ticker:	GOOG	Meeting Date:	6/3/2015
CUSIP	38259P508

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.01-1.11. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. RATIFY THE SELECTION OF ERNST & YOUNG AS INDEPENDENT AUDITOR				FOR	FOR	WITH	ISSUER

3. APPROVAL OF AN AMENDMENT TO GOOGLE'S 2012 STOCK PLAN TO INCREASE				FOR	AGAINST	AGAINST	ISSUER
THE SHARE RESERVES BY 17,000,000 OF CLASS C CAPITAL STOCK

4. EQUAL SHAREHOLDER VOTING, IF PROPERLY PRESENTED AT THE MEETING				AGAINST	AGAINST	WITH	STOCKHOLDER

5. PROPOSAL REGARDING A LOBBYING REPORT				AGAINST	AGAINST	WITH	STOCKHOLDR

6.ADOPTION OF MAJORITY VOTE STANDARD FOR THE ELECTION OF DIRECTORS				AGAINST	AGAINST	WITH	STOCKHOLDER

7. A REPORT ON RENEWABLE ENERGY COST				AGAINST	AGAINST	WITH	STOCKHOLDER

8. A REPORT ON BUSINESS RISK RELATED TO CLIMATE CHANGE REGULATIONS				AGAINST	AGAINST	WITH	STOCKHOLDER

INTERNATIONAL BUSINESS MACHINES CORP.

Ticker:	IBM	Meeting Date:	4/28/2015
CUSIP	459200101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A-N. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC				FOR	FOR	WITH	ISSUER
ACCOUNTING FIRM

3. ADVISORY VOTE ON EXECUTIVE COMPENSATION				FOR	FOR	WITH	ISSUER

4. PROPOSAL FOR DISCLOSURE OF LOBBYING POLICIES AND PRACTICES				AGAINST	AGAINST	WITH	STOCKHOLDR

5. PROPOSAL ON THE RIGHT TO ACT BY WRITTEN CONSENT				AGAINST	AGAINST	WITH	STOCKHOLDER

6. PROPOSAL TO LIMIT ACCELERATED EXECUTIVE PAY				AGAINST	AGAINST	WITH	STOCKHOLDR

7. PROPOSAL ON ESTABLISHING A PUBLIC POLICY COMMITTEE				AGAINST	AGAINST	WITH	STOCKHOLDR

JOY GLOBAL

Ticker:	JOY	Meeting Date:	3/10/2015
CUSIP	481165108

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.01-1.09. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS THE				FOR	FOR	WITH	ISSUER
CORPORATIONS INDEPENDENT REGISTERED ACCOUNTING FIRM

3. ADVISORY VOTE ON THE COMPENSATION OF THE CORPORATIONS NAMED				FOR	FOR	WITH	ISSUER
EXECUTIVE OFFICERS

LUKOIL

Ticker:	LUKOY	Meeting Date:	6/25/2015
CUSIP	677862104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. APPROVAL OF THE ANNUAL REPORT FOR 2014				FOR	FOR	WITH	ISSUER

2.1-2.14. ELECT MEMBERS OF THE BOARD OF DIRECTORS				FOR	FOR	WITH	ISSUER

3.1-3.3. ELECT AUDIT COMMITTEE				FOR	FOR	WITH	ISSUER

4.1 TO PAY REMUNERATION AND REIMBURSE EXPENSES TO MEMBERS OF THE BOARD				FOR	FOR	WITH	ISSUER
OF DIRECTORS

4.2. TO DEEM APPROPRIATE TO RETAIN THE AMOUNTS OF REMUNERATION FOR THE				FOR	FOR	WITH	ISSUER
MEMBERS OF THE BOARD OF DIRECTORS

5.1. TO PAY REMUNERATION TO EACH OF THE MEMBERS OF THE AUDIT COMMISSION				FOR	FOR	WITH	ISSUER

5.2. TO DEEM APPROPRIATE TO RETAIN THE AMOUNTS OF REMUNERATION FOR				FOR	FOR	WITH	ISSUER
MEMBERS OF THE AUDIT COMMITTEE

6. TO APPROVE THE INDEPENDENT AUDITOR KPMG				FOR	FOR	WITH	ISSUER

7. TO APPROVE THE AMENDMENTS AND ADDENDA TO THE CHARTER OF OPEN JOINT				FOR	FOR	WITH	ISSUER
STOCK COMPANY LUKOIL

8. TO APPROVE AN INTERESTED PARTY TRANSACTION- POLICY ON INSURING THE				FOR	FOR	WITH	ISSUER
LIABILITY OF DIRECTORS, OFFICERS AND CORPORATIONS.

MASTERCARD INC.

Ticker:	MA	Meeting Date:	6/9/2015
CUSIP	57636Q104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1a-1m. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. ADVISORY APPROVAL OF THE COMPANY'S EXECUTIVE COMPENSATION				FOR	FOR	WITH	ISSUER

3. APPROVAL OF THE AMENDED AND RESTATED SENIOR EXECUTIVE ANNUAL				FOR	FOR	WITH	ISSUER
INCENTIVE COMPENSATION PLAN

4. RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS				FOR	FOR	WITH	ISSUER
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

MELCO CROWN ENTERTAINMENT LTD.

Ticker:	MPEL	Meeting Date:	3/25/2015
CUSIP	585464100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. TO APPROVE THE VOLUNTARY WITHDRAWAL OF THE LISTING OF THE COMPANY'S				FOR	FOR	WITH	ISSUER
ORDINARY SHARES ON THE MAIN BOARD OF THE STOCK EXCHANGE OF HONG KONG
LIMITED

2. TO AMEND AND RESTATE THE MEMORANDUM AND ARTICLES OF ASSOCIATION OF				FOR	FOR	WITH	ISSUER
THE COMPANY BY THE DELETION OF THE EXISTING MEMORANDUM

MELCO CROWN ENTERTAINMENT LTD.

Ticker:	MPEL	Meeting Date:	5/20/2015
CUSIP	585464100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. TO RATIFY THE ANNUAL REPORT ON FROM 20-F FILED WITH THE SEC				FOR	FOR	WITH	ISSUER

2. TO RE-ELECT DIRECTORS				FOR	FOR	WITH	ISSUER

3. TO APPOINT MR. ROBERT RANKIN AS A NON-EXECUTIVE DIRECTOR OF THE				FOR	FOR	WITH	ISSUER
COMPANY

4. TO AUTHORIZE THE BOARD OF DIRECTORS TO FIX THE REMUNERATION OF				FOR	FOR	WITH	ISSUER
DIRECTORS

5. TO RATIFY THE APPOINTMENT OF INDEPENDENT AUDITORS OF THE COMPANY				FOR	FOR	WITH	ISSUER
DELOITTE & TOUCHE, AND TO AUTHORIZE THE DIRECTORS TO FIX THEIR REMUNERATION

6. TO GRANT A GENERAL AND UNCONDITIONAL MANDATE TO THE DIRECTORS TO				FOR	AGAINST	AGAINST	ISSUER
ISSUE NEW SHARES OF THE COMPANY NOT EXCEEDING 20%

7A-7B. TO GRANT A GENERAL AND UNCONDITIONAL MANDATE TO THE DIRECTORS				FOR	FOR	WITH	ISSUER
TO REPURCHASE SHARES OF THE COMPANY

8. TO EXTEND THE GENERAL MANDATE GRANTED TO THE DIRECTORS TO ISSUE NEW				FOR	AGAINST	AGAINST	ISSUER
SHARES OF THE COMPANY UNDER RESOLUTION NO. 6

9. TO APPROVE CERTAIN AMENDMENTS TO THE COMPANY'S 2011 SHARE INCENTIVE				FOR	FOR	WITH	ISSUER
PLAN

10. TO APPROVE CERTAIN AMENDMENTS TO THE SHARE INCENTIVE PLAN OF MELCO				FOR	FOR	WITH	ISSUER
CROWN RESORTS CORPORATION

NATIONAL OILWELL VARCO, INC.

Ticker:	NOV	Meeting Date:	5/13/2015
CUSIP	637071101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.A- 1.I. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF INDEPENDENT AUDITORS				FOR	FOR	WITH	ISSUER

3. APPROVE BY NON-BINDING VOTE, THE COMPENSATION OF OUR NAMED EXECUTIVE				FOR	FOR	WITH	ISSUER
OFFICERS

PETROLEO BRASILEIRO S.A.

Ticker:	PBR	Meeting Date:	4/29/2015
CUSIP	71654V408

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1a.-1ba. ELECTION TO THE BOARD OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. ELECTION OF CHAIRMAN TO THE BOARD OF DIRECTORS				FOR	FOR	WITH	ISSUER

3.a-3.ba. ELECTION OF MEMBERS TO THE AUDIT COMMITTEE				FOR	FOR	WITH	ISSUER

S1. FIXING OF THE MANAGERS AND THE FISCAL COUNCILS COMPENSATION				FOR	FOR	WITH	ISSUER

S2. RATIFICATION OF THE USE OF RESOURCE REGARDING THE BALANCE OF THE				FOR	AGAINST	AGAINST	ISSUER
TOTAL AMOUNT OF OFFICERS AS APPROVED AT THE EXTRAORDINARY GENERAL
MEETING OF 2ND OF APRIL 2014 FOR PAYMENT OF VACATION BALANCE, HOUSING
ASSISTANCE AND AIRFARE.

PETROLEO BRASILEIRO S.A.

Ticker:	PBR	Meeting Date:	5/25/2015
CUSIP	71654V408

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.THE MANAGEMENT REPORT, FINANCIAL STATEMENTS AND FISCAL BOARD'S REPORT				FOR	FOR	WITH	ISSUER
OF FISCAL YEAR OF 2014

PETROLEO BRASILEIRO S.A.

Ticker:	PBR	Meeting Date:	7/1/2015
CUSIP	71654V408

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. AMENDMENT OF PROPOSAL OF PETROBRAS ARTICLES OF INCORPORATION				FOR	FOR	WITH	ISSUER

2. CONSOLIDATION OF THE ARTICLES OF INCORPORATION TO REFLECT THE				FOR	FOR	WITH	ISSUER
APPROVED CHANGES

3.A-3.B. ELECTION OF SUBSTITUTE MEMBER OF THE BOARD OF DIRECTORS				FOR	FOR	WITH	ISSUER

4. INCREASE IN GLOBAL REMUNERATION OF PETROBRAS MANAGEMENT TO HOLD,				FOR	AGAINST	AGAINST	ISSUER
WITHIN THE OVERALL LIMIT SET BY THE GENERAL MEETING OF SHAREHOLDERS

P.T. TELEKOMUNIKASI INDONESIA
Ticker:	TLK	Meeting Date:	12/19/2014
CUSIP	715684106

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. CHANGES OF THE COMPOSITION OF THE BOARD				FOR	FOR	WITH	ISSUER

P.T. TELEKOMUNIKASI INDONESIA
Ticker:	TLK	Meeting Date:	4/17/2015
CUSIP	715684106

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. COMMISSIONERS SUPERVISORY REPORT				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF FINANCIAL STATEMENTS				FOR	FOR	WITH	ISSUER

3. APPROPRIATION OF NET INCOME FOR 2014 FINANCIAL YEAR				FOR	FOR	WITH	ISSUER

4. DETERMINATION OF REMUNERATION FOR MEMBERS OF THE BOARD AND THE				FOR	FOR	WITH	ISSUER
BOARD OF COMMISSIONERS FOR 2013

5. APPOINTMENT OF PUBLIC ACCOUNTING FIRM FOR 2015				FOR	FOR	WITH	ISSUER

6. CHANGES IN ARTICLES OF ASSOCIATION				FOR	FOR	WITH	ISSUER

7. DELEGATION OF AUTHORITY TO THE BOARD OF COMMISSIONERS FOR USE/				FOR	FOR	WITH	ISSUER
DIVERSION COMPANY'S TREASURY STOCK FROM SHARE BUY BACK III & IV

8. CHANGES IN COMPOSITION OF THE BOARD OF THE COMPANY				FOR	FOR	WITH	ISSUER

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MUNDOVAL FUNDS

By: /s/Arthur Q. Johnson

       Arthur Q. Johnson, President

Date:       Aug. 3, 2015